Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

16.    Segment Reporting

The Company operates in a single operating segment and has one reportable segment, which includes all activities related to the discovery, development, and manufacturing of its product candidates. The determination of a single segment is consistent with the consolidated financial information regularly provided to the Company’s chief operating decision maker (“CODM”). The CODM uses consolidated net income for purpose of assessing performance, making operating decisions and allocating resources. The measurement of segment assets is reported on the balance sheet as total consolidated assets.

The table below provides information about the Company’s segment:

	For the year ended December 31,
	2025	2024
Segment revenues:	$50,271,558	$37,719,270
Operating expenses:
Cost of goods sold	(38,418,852)	(28,309,509)
Online platform fees	(4,106,080)	(3,182,658)
Professional services	(3,234,870)	(2,622,118)
Salaries and benefits	(1,131,454)	(877,882)
Freight expenses	(471,002)	(195,294)
Rent or lease expense	(325,383)	(731,858)
Depreciation and amortization expenses	(308,676)	(91,424)
Material consumption expenses	(283,525)	(151,022)
Exhibition expenses	(215,035)	(261,183)
Office expense	(197,551)	(81,110)
Expenses of taxation	(110,046)	(9,640)
Other operating expenses	(181,951)	(170,482)
Total operating expenses	(48,984,425)	(36,684,180)
Income from operations	1,287,133	1,035,090
Interest income/(expense), net	104,500	109,405
Other gain/(loss), net	(129,473)	(206,527)
Total other income/(loss), net	1,262,160	937,968
Income tax expenses	(213,739)	(75,998)
Segment net income/(Loss)	$1,048,421	$861,970